Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation included in gross profit	$ 33,135	$ 31,141
Depreciation charged to selling, general and administrative expenses	787	766
Depreciation expenses	33,922	31,907
Amortization of intangibles charged to selling, general and administrative expenses	249	185
Depreciation and amortization from continuing operations	$ 34,171	$ 32,092	$ 30,416